RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense - Defined contribution pension schemes - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Defined Benefit Pension Expense [Line Items]
Charge for the year	£ 206	£ 201	£ 261
Net interest amount	(23)	(48)	(22)
Past service credits and curtailments	0	0	12
Settlements	2	1	1
Past service cost – plan amendments	5	44	108
Plan administration costs incurred during the year	54	43	41
Total defined benefit pension expense	£ 244	£ 241	£ 401